Condensed Consolidated Balance Sheets	Jun. 30, 2024 USD ($)
Current assets:
Cash and cash equivalents	$ 105,676,772
Marketable securities	129,607,093
Prepaid and other current assets	3,938,888
Total current assets	239,222,753
Marketable securities	59,287,344
Property and equipment, net	637,731
Operating lease right-of-use assets	37,785
Total assets	299,185,613
Current liabilities:
Accounts payable	1,068,205
Accrued expenses and other	3,773,290
Operating lease liability	37,785
Total current liabilities	4,879,280
Right of first refusal liability	25,000,000
Total liabilities	29,879,280
Commitments and contingencies (Note 14)
Stockholders' equity (deficit):
Class A common stock, $0.0001 par value - 500,000,000 shares authorized; 122,096,270 and 69,242,940 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively	12,210
Additional paid-in capital	383,737,617
Accumulated deficit	(114,861,513)
Accumulated other comprehensive income	418,019
Total stockholders' equity (deficit)	269,306,333
Total liabilities and stockholders' deficit	$ 299,185,613